	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 12.7%
	CORPORATE - 5.0%
339,000	iShares iBoxx High Yield Corporate Bond ETF	$29,554,020

	GOVERNMENT - 6.7%
360,500	iShares 7-10 Year Treasury Bond ETF	39,662,210

	LARGE-CAP - 1.0%
96,100	iShares Edge MSCI Min Vol USA ETF	5,932,253

	TOTAL EXCHANGE TRADED FUNDS (Cost $71,845,734)	75,148,483

	MUTUAL FUNDS - 87.3%
	AGGREGATE BOND - 1.9%
1,056,082	American Century Diversified Bond Fund - Investor Class	11,469,050

	AGGREGATE BOND INTERMEDIATE - 1.8%
1,033,701	Western Asset Total Return Unconstrained Fund - Investor Class	10,750,492

	AGGREGATE BOND LONG - 2.0%
562,830	Salient Select Income Fund - Institutional Class	11,819,428

	BANK LOANS - 1.1%
768,761	DWS Floating Rate Fund - Class S	6,196,210

	BLEND SMALL CAP - 0.0%
1	Virtus KAR Small-Cap Core Fund - Class I **	40

	EMERGING MARKET BOND LOCAL CURRENCY - 6.8%
1,205,440	Ashmore Emerging Markets Total Return Fund - Institutional Class	9,631,465
4,296,447	PIMCO Emerging Local Currency and Bond Fund - Institutional Class	30,246,984
		39,878,449
	EMERGING MARKET STOCK - 1.8%
340,948	Artisan Developing World Fund - Institutional Class	4,827,818
619,622	Brandes Emerging Markets Value Fund - Investor Class	5,595,186
		10,423,004
	EMERGING MARKET BOND - 6.1%
1,764,588	American Funds Emerging Markets Bond Fund - Class R-5E	17,592,947
1,761,545	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	18,584,297
		36,177,244
	EVENT DRIVEN MERGER ARBITRAGE - 5.5%
1,232,065	The Arbitrage Fund - Institutional Class	16,398,783
38,362	The Merger Fund - Investor Class	645,255
1,408,116	Vivaldi Merger Arbitrage Fund - Class I **	15,207,651
		32,251,689
	FOREIGN AGGREGATE BOND - 3.1%
1,668,732	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	18,572,990

	FOREIGN BLEND - 2.4%
530,889	Morgan Stanley Institutional Fund, Inc. - Global - Investor Class**	14,376,465
	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2019
Shares		Value
	GENERAL CORPORATE BOND - 0.1%
40,074	PIMCO Investment Grade Credit Bond Fund - Institutional Class	$427,586

	GROWTH BROAD MARKET - 0.2%
27,846	Eventide Gilead Fund - Class N**	1,162,838

	GROWTH SMALL-CAP - 1.4%
205,525	Virtus KAR Small-Cap Growth Fund - Investor Class	8,033,955

	HIGH YIELD BOND - 14.8%
3,396,822	Neuberger Berman High Income Bond Fund - Institutional Class	29,008,858
3,299,641	PIMCO High Yield Fund - Institutional Class	29,399,800
2,950,621	TIAA-CREF High Yield Fund - Institutional Class	28,768,558
		87,177,216
	MACRO DIVERSIFIED - 2.9%
1,485,969	William Blair Macro Allocation Fund - Class N	17,370,977

	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Investor Class	11

	MULTI-STRATEGY - 1.5%
873,293	LoCorr Long/Short Commodities Strategy Fund - Investor Class	8,759,125

	MUNICIPAL HIGH YIELD - 7.2%
1,830,126	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	14,201,777
2,703,152	Nuveen Short Duration High Yield Municipal Bond - Investor Class	28,356,067
		42,557,844
	MUNICIPAL NATIONAL INTERMEDIATE - 10.2%
2,405,111	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	28,091,693
2,938,350	JPMorgan Intermediate Tax Free Bond Fund - Investor Class	32,145,554
		60,237,247
	MUNICIPAL NATIONAL LONG - 4.6%
2,597,420	PGIM Muni High Income Fund - Class Z	27,039,142

	PREFERRED - 8.5%
1,146,998	Cohen & Steers Preferred Securities and Income - Investor Class	15,828,578
1,320,549	Nuveen Preferred Securities Fund - Investor Class	22,396,505
1,172,583	PIMCO Preferred and Capital Security Fund - Institutional Class	12,054,153
		50,279,236
	THEMATIC SECTOR - 3.4%
289,173	DWS Global Infrastructure Fund - Institutional Class	4,482,177
1,370,286	Nuveen Global Infrastructure Fund - Investor Class	15,771,993
		20,254,170

	TOTAL MUTUAL FUNDS (Cost $494,497,274)	515,214,408

	TOTAL INVESTMENTS - 100.0% (Cost $566,343,008)	$590,362,891
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(228,077)
	NET ASSETS - 100.0%	$590,134,814

** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,148,483	$-	$-	$75,148,483
Mutual Funds	515,214,408	-	-	515,214,408
Total	$590,362,891	$-	$-	$590,362,891

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$566,346,595	$24,019,884	$(3,588)	$24,016,296

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 21.6%
	AGGREGATE BOND - 2.2%
452,800	Vanguard Total International Bond ETF	$25,945,440

	CORPORATE - 6.0%
816,000	iShares iBoxx High Yield Corporate Bond ETF	71,138,880

	GOVERNMENT - 10.6%
1,144,400	iShares 7-10 Year Treasury Bond ETF	125,906,888

	MORTGAGE-BACKED - 2.8%
313,400	iShares MBS ETF	33,721,840

	TOTAL EXCHANGE TRADED FUNDS (Cost - $245,246,244)	256,713,048

	MUTUAL FUNDS - 78.4%
	AGGREGATE BOND - 4.8%
2,099,747	American Century Diversified Bond Fund - Investor Class	22,803,254
1,412,799	Osterweis Strategic Income Fund - Institutional Class	15,653,818
1,512,749	PIMCO Income Fund - Institutional Class	18,334,518
		56,791,590
	AGGREGATE BOND INTERMEDIATE - 1.6%
1,828,037	Western Asset Total Return Unconstrained Fund - Institutional Class	19,011,583

	ASSET-BACKED SECURITIES - 4.2%
1,933,342	Angel Oak Multi-Strategy Income Fund - Institutional Class	21,402,095
2,611,733	Deer Park Total Return Credit Fund - Class I +	28,598,477
		50,000,572
	EMERGING MARKET BOND LOCAL CURRENCY - 7.0%
1,266,350	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	10,574,021
10,304,465	PIMCO Emerging Local Bond Fund - Institutional Class	72,543,433
		83,117,454
	EMERGING MARKETS BOND - 10.1%
1,071,215	Ashmore Emerging Markets Short Duration Fund - Institutional Class	10,465,767
2,660,496	DoubleLine Emerging Markets Fixed Income Fund Fund - Class I	28,307,682
2,194,017	MFS Emerging Markets Debt Fund - Institutional Class	32,339,804
1,689,415	Payden Emerging Markets Bond Fund - Investor Class	23,094,303
2,489,157	PIMCO Emerging Markets Bond Fund - Institutional Class	26,260,608
		120,468,164
	FIXED INCOME DIVERSIFIED - 1.7%
1,815,269	PIMCO Dynamic Bond Fund - Institutional Class	19,695,669

	FOREIGN AGGREGATE BOND - 5.8%
6,198,171	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	68,985,646

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares		Value

	HIGH YIELD BOND - 5.3%
3,364,836	Neuberger Berman High Income Bond Fund - Institutional Class	$28,735,703
4,798,543	Principal High Yield Fund - Institutional Class	34,357,565
		63,093,268
	MORTGAGE-BACKED - 4.3%
1,655,130	Columbia Mortgage Opportunities Fund - Institutional Class	16,816,116
2,985,500	JPMorgan Mortgage-Backed Securities Fund - Class R6	33,795,865
		50,611,981
	MUNICIPAL HIGH YIELD - 6.4%
9,812,619	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	76,145,925
13,544	Nuveen Short Duration High Yield Municipal Bond - Institutional Class**	142,079
		76,288,004
	MUNICIPAL NATIONAL INTERMEDIATE - 11.2%
4,778,332	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	55,810,915
6,194,098	JPMorgan Intermediate Tax Free Bond Fund - Institutional Class	67,763,433
860,518	Virtus Seix Investment Grade Tax-Exempt Bond Fund - Institutional Class	10,188,537
		133,762,885
	MUNICIPAL NATIONAL LONG - 1.9%
2,290,950	PIMCO Municipal Bond Fund - Institutional Class	22,932,410

	PREFERRED - 14.1%
11,808,778	Cohen & Steers Preferred Securities and Income - Institutional Class	162,961,133
251,153	Nuveen Preferred Securities Fund - Institutional Class	4,259,555
		167,220,688

	TOTAL MUTUAL FUNDS (Cost $905,242,274)	931,979,914

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
945,393	Goldman Sachs Financial Square Funds-
	Government Fund to Yield 2.08% * (Cost $945,393)	945,393

	TOTAL INVESTMENTS - 100.1% (Cost $1,151,433,911)	$1,189,638,355
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(737,356)
	NET ASSETS - 100%	$1,188,900,999

+ Affiliated security.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
** Non-Income producing security.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$256,713,048	$-	$-	$256,713,048
Mutual Funds	910,940,126	21,039,788	-	931,979,914
Short-Term Investment	945,393	-	-	945,393
Total	$1,168,598,567	$-	$-	$1,189,638,355

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,151,436,372	$39,754,063	$(1,552,080)	$38,201,983

Sierra Tactical Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	EXCHANGE TRADED FUND - 8.9%
	MUNICIPALS - 8.9%
161,100	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (Cost $7,809,683)	$ 8,077,554

	MUTUAL FUNDS - 90.8%
	AGGREGATE BOND - 6.8%
547,587	Hartford Schroders Tax-Aware Bond Fund - Institutional Class	6,165,830

	MUNICIPAL CALIFORNIA LONG - 8.1%
480,707	DWS California Tax-Free Income Fund - Class S	3,658,179
488,274	Franklin California Tax Free Income Fund - Advisor Class	3,686,472
		7,344,651
	MUNICIPAL HIGH YIELD - 46.3%
829,868	BlackRock High Yield Municipal Fund - Institutional Class	8,207,397
802,879	Invesco High Yield Municipal Fund - Class Y	8,221,477
1,826,168	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	14,171,066
653,136	Nuveen High Yield Municipal Bond Fund - Institutional Class	11,599,701
200	Nuveen Short Duration High Yield Municipal Bond - Institutional Class	2,101
		42,201,742
	MUNICIPAL NATIONAL INTERMEDIATE - 21.6%
261,626	BNYMellon Intermediate Municipal Bond Fund	3,597,362
181,810	Commerce National Tax-free Intermediate Bond Fund - Institutional Class	3,630,752
934,988	Robinson Tax Advantaged Income Fund - Institutional Class	8,807,586
339,413	TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund - Institutional Class	3,641,901
		19,677,601
	MUNICIPAL NATIONAL LONG - 8.0%
304,785	Franklin Federal Tax-Free Income Fund - Class R-6	3,642,178
374,710	JPMorgan Municipal Income Fund - Institutional Class	3,627,189
		7,269,367

	TOTAL MUTUAL FUNDS (Cost $80,022,557)	82,659,191

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
241,330	Blackrock Liquidity Funds Municash Portfolio
	Government Fund to Yield 1.45% * + (Cost $241,377)	241,378

	TOTAL INVESTMENTS - 100.0% (Cost $88,073,617)	$ 90,978,123
	OTHER ASSETS LESS LIABILITIES - 0.0%	24,719
	NET ASSETS - 100.0%	$ 91,002,842

+ Floating Net Asset Value
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$8,077,554	$-	$-	$8,077,554
Mutual Funds	82,659,191	-	-	82,659,191
Short-Term Investment	241,378	-	-	241,378
Total	$90,978,123	$-	$-	$90,978,123

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$88,073,617	$2,904,506	$—	$2,904,506